Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Restricted Net Assets [Abstract]
Surplus reserve rate	10.00%
Registered capital	50.00%
Consolidated net assets (in Dollars)	$ 1,943,767	$ 2,411,781
Net asset percentage	16.00%	22.00%